Consolidated Balance Sheet (Parentheticals) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, Shares Issued	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	450,000,000	450,000,000	450,000,000
Common Stock, Shares, Issued	19,487,460	19,487,460	19,487,460
Common Stock, Shares, Outstanding	19,487,460	19,487,460	19,487,460
Cumulative Preferred Stock
Preferred Stock, Shares Authorized	125	125	125
Preferred Stock, Shares Issued	125	125	125
Preferred Stock, Shares Outstanding	125	125	125
Preferred Stock, Dividend Rate, Percentage	12.50%	12.50%